Goodwill - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Goodwill [Line Items]
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Discount rate applied to cash flow projections	23.90%	24.30%
Goodwill
Disclosure of Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0